PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Medical equipment	$ 96,532	$ 96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	30,841	35,974
Leasehold Improvement	15,950	15,950
Total	152,512	157,645
Less: accumulated depreciation	(101,708)	(102,206)
Property and equipment, net	$ 50,804	$ 55,439